CUSTOMER DEPOSITS - Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Customer Deposits [Line Items]
Checking accounts	$ 42,449,702	$ 39,702,878
Savings accounts	59,352,760	57,221,439
Other funds on demand	463,770	582,122
Total demand deposits	102,266,232	97,506,439
Balances on term deposits from customers	73,225,189	66,853,012
Total Customer deposits	175,491,421	164,359,451
Colombia, Pesos
Disclosure of Customer Deposits [Line Items]
Total Customer deposits	101,427,370	99,388,366
Foreign currency
Disclosure of Customer Deposits [Line Items]
Total Customer deposits	54,963,501	48,478,108
Other currencies
Disclosure of Customer Deposits [Line Items]
Total Customer deposits	$ 19,100,550	$ 16,492,977